PENSION AND OTHER POSTRETIREMENT BENEFITS - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 30, 2018	Jun. 28, 2019	Jun. 29, 2018	Jun. 30, 2017	Jun. 25, 2028	Jun. 25, 2027	Dec. 31, 2016	Jul. 01, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage match of the employee contribution - Low end of range (percent)			2.00%
Percentage match of the employee contribution - High end of range (percent)			6.00%
Matching contributions charged to expense			$ 83	$ 80
Fair value of plan assets			5,305	5,133				$ 4,489
Projected benefit obligation			6,007	6,405				6,782
Accumulated benefit obligation for all defined benefit pension plans			$ 5,800
Per capita cost of healthcare assumed for next fiscal year, pre-age 65			6.88%
Per capita cost of healthcare assumed for next fiscal year, post-age 65			6.88%
Voluntary contributions by employer to pension plan			$ 302	587
Private equity funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plans, future unfunded commitments on NAV equity funds investments			$ 246	157
Hedge funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Redemption period permitted on NAV equity funds investments			90 days
Scenario, Forecast
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Per capita cost of healthcare assumed for next fiscal year, pre-age 65					7.35%
Per capita cost of healthcare assumed for next fiscal year, post-age 65					6.85%
Per capita cost of healthcare assumed for next fiscal year (percent)					4.75%
Ultimate per capita cost of healthcare assumed (percent)						4.75%
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			$ 5,098	4,921				4,273
Projected benefit obligation			$ 5,774	$ 6,140				$ 6,471
Discount rate (percent)			4.05%	3.76%
Expected return on plan assets			7.66%	7.65%
Voluntary contributions by employer to pension plan			$ 303	$ 591
Pension | Scenario, Forecast
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected return on plan assets		7.66%
U.S. SRP
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			4,600
Projected benefit obligation			$ 5,200
Cash balance benefit percentage							1.00%
Percentage of total projected benefit obligation (percent)			90.00%
Discount rate (percent)			4.07%
Expected return on plan assets			7.75%
U.S. SRP | Scenario, Forecast
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected return on plan assets		7.75%
U.S. SRP | Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Voluntary contributions by employer to pension plan	$ 300		$ 300	$ 400